Note 5 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 42-1039071 002 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
2025
Description	Level 1	Level 2	Level 3	Total

Assets:
Mutual funds	$74,942,125	$-	$-	$74,942,125

Common/collective trust	-	1,989,677	-	1,989,677

Common stock fund:
Ames National Corporation, common stock	2,101,230	-	-	2,101,230
Money market account	-	10,307	-	10,307
Total common stock fund	2,101,230	10,307	-	2,111,537

Total investments at fair value	$77,043,355	$1,999,984	$-	$79,043,339
2024
Description	Level 1	Level 2	Level 3	Total

Assets:
Mutual funds	$63,682,720	$-	$-	$63,682,720

Common/collective trust	-	2,339,405	-	2,339,405

Common stock fund:
Ames National Corporation, common stock	1,371,741	-	-	1,371,741
Money market account	-	4,968	-	4,968
Total common stock fund	1,371,741	4,968	-	1,376,709

Total investments at fair value	$65,054,461	$2,344,373	$-	$67,398,834